SCHEDULE OF SELLING AND MARKETING EXPENSES (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Share based compensation	$ 15,274	$ 1,623		$ 3,657	$ 3,269	$ 306
Total	$ 1,380	$ 319	[1]	992	661	569
Selling and marketing expenses [member]
IfrsStatementLineItems [Line Items]
Marketing expenses				507	433	461
Salaries and related expenses				398	176
Share based compensation				76	28	108
Travel expenses				8	24
Other				3
Total				$ 992	$ 661	$ 569

[1]	Reclassification ** The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 and 1-for-7 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025 and August 7, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”) (see also Note 1.E – 1.H)